Investment in Associate - Disclosure of Significant Investments in Associates (Details) $ in Thousands, shares in Millions		12 Months Ended
	Apr. 07, 2021 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Premier Gold Mines Limited | i-80 Gold Corp.
Disclosure of associates [line items]
Number of shares acquired in business combination (in shares) | shares		60.8
Business combination share price (in dollars per share) | $ / shares		$ 3.09
Solaris
Disclosure of associates [line items]
Ownership interest (%)		0.00%	26.50%
Fair value			$ 132,026	$ 0
Carrying amount			$ 22,287	0	$ 7,162
i-80 Gold Corp.
Disclosure of associates [line items]
Ownership interest (%)		25.50%	0.00%
Fair value			$ 0	148,559
Carrying amount			$ 0	$ 125,313
i-80 Gold Corp. | Premier Gold Mines Limited
Disclosure of associates [line items]
Number of shares acquired in business combination (in shares) | shares	41.3